Discontinued Operation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012 Brake [Member]	Dec. 31, 2012 Quinton Hazell [Member]
Summary of Net Sales, Income (Loss) Before Income Tax Benefit (Provision), Income Tax Benefit (Provision), Loss from Discontinued Operations, Net of Tax, Net Income Attributable to Noncontrolling Interest, Net of Tax and Loss Attributable to the Discontinued Operations

The table below summarizes the Brake North America and Asia group’s net sales, income (loss) before income tax benefit (provision), income tax benefit (provision), loss from discontinued operations, net of tax, net income attributable to noncontrolling interest, net of tax and loss attributable to the discontinued operations.

(Dollars in millions)	Three Months Ended September 30, 2012	Three Months Ended September 30, 2013	Nine Months Ended September 30, 2012	Nine Months Ended September 30, 2013
Net sales	$159	$—	$480	$—
Income (loss) before income tax benefit (provision)	(19)	—	(91)	1
Income tax benefit (provision)	9	—	34	(2)

Loss from discontinued operations, net of tax	(10)	—	(57)	(1)
Less: net income attributable to noncontrolling interest, net of tax	1	—	1	—

Loss attributable to the discontinued operations	$(11)	$—	$(58)	$(1)

The table below summarizes the Brake North America and Asia group’s net sales, loss before income tax provision, income tax provision, income (loss) from discontinued operations, net of tax, net income attributable to noncontrolling interest, net of tax and loss attributable to the discontinued operations.

(Dollars in millions)	2010	2011	2012
Net sales	$632	$637	$582
Loss before income tax benefit (provision)	(2)	(174)	(91)
Income tax benefit (provision)	3	61	(33)

Income (loss) from discontinued operations, net of tax	1	(113)	(124)
Less: net income attributable to noncontrolling interest, net of tax	6	1	1

Loss attributable to the discontinued operations	$(5)	$(114)	$(125)

The table below summarizes the Commercial Distribution Europe segment’s net sales, loss before income tax provision, income tax provision and loss from discontinued operations, net of tax.

(Dollars in millions)	2010	2011	2012
Net sales	$18	$—	$—
Loss before income tax provision	—	—	—
Income tax provision	—	—	—

Loss from discontinued operations, net of tax	$—	$—	$—

Schedule of Assets and Liabilities Held for Sale

The following table shows an analysis of assets and liabilities held for sale as of December 31, 2011:

(Dollars in millions)	December 31, 2011
Restricted cash	$7
Accounts receivable	75
Inventory	221
Current deferred taxes	4
Prepaid taxes	51
Other current assets	7
Property, plant and equipment	122
Goodwill	25
Other intangible assets	53
Deferred income taxes	7
Other assets	9
Impairment of assets	(165)

Total assets of discontinued operations	$416

Accounts payable	$59
Notes payable	20
Other accrued expenses	82
Accrued payroll and employee benefits	14
Deferred employee benefits and other noncurrent liabilities	8

Total liabilities of discontinued operations	$183